Employee Benefits (Details 3) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Employee Benefits [Line Items]
Balance	$ 35,252,855	$ 41,643,938
Changes	40,046	(476,931)
Balance	42,772,862	35,252,855
Severance Indemniy [Member]
Disclosure Of Employee Benefits [Line Items]
Balance	35,252,855
Current cost of service	3,672,626	2,988,782
Interest cost	2,696,567	3,279,881
Actuarial (Gain) losses	7,103,125	(5,216,580)
Paid-up benefits	(5,530,621)	(6,210,075)
Past service cost	605,174	469,558
Conversion effect	(974,031)	105,928
Others	(52,833)	(1,808,577)
Changes	7,520,007	(6,391,083)
Balance	$ 42,772,862	$ 35,252,855